Statement of Changes in Combined Equity - USD ($) $ in Millions	Total	Parent Company Net Investment [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 18,002	$ 14,934	$ (227)	$ 3,295
Net (loss) income	(2,870)	(2,909)		39
Other comprehensive (loss) income	(768)		(430)	(338)
Change in Parent Company net investment	525	525
Distributions	(107)			(107)
Contributions	9			9
Other	(2)			(2)
Balance at Dec. 31, 2013	14,789	12,550	(657)	2,896
Net (loss) income	(347)	(256)		(91)
Other comprehensive (loss) income	(908)		(659)	(249)
Change in Parent Company net investment	(379)	(379)
Distributions	(120)			(120)
Contributions	43			43
Other	(5)			(5)
Balance at Dec. 31, 2014	13,073	11,915	(1,316)	2,474
Net (loss) income	151	(37)		188
Other comprehensive (loss) income	(1,189)		(684)	(505)
Change in Parent Company net investment	(175)	(175)
Distributions	(71)			(71)
Other	(2)			(2)
Balance at Sep. 30, 2015	11,787	11,703	(2,000)	2,084
Balance at Dec. 31, 2014	13,073	11,915	(1,316)	2,474
Net (loss) income	(739)	(863)		124
Other comprehensive (loss) income	(705)		(284)	(421)
Change in Parent Company net investment	(10)	(10)
Distributions	(106)			(106)
Contributions	2			2
Other	(2)			(2)
Balance at Dec. 31, 2015	11,513	11,042	(1,600)	2,071
Balance at Jun. 30, 2015	12,576	11,763	(1,498)	2,311
Net (loss) income	(63)	(124)		61
Other comprehensive (loss) income	(790)		(502)	(288)
Change in Parent Company net investment	64	64
Balance at Sep. 30, 2015	11,787	11,703	(2,000)	2,084
Balance at Dec. 31, 2015	11,513	11,042	(1,600)	2,071
Net (loss) income	(203)	(261)		58
Other comprehensive (loss) income	16		(174)	190
Establishment of defined benefit plans	(2,528)	176	(2,704)
Change in Parent Company net investment	501	501
Distributions	(176)			(176)
Other	3			3
Balance at Sep. 30, 2016	9,126	11,458	(4,478)	2,146
Balance at Jun. 30, 2016	11,861	11,137	(1,456)	2,180
Net (loss) income	14	(6)		20
Other comprehensive (loss) income	(284)		(318)	34
Establishment of defined benefit plans	(2,528)	176	(2,704)
Change in Parent Company net investment	151	151
Distributions	(92)			(92)
Other	4			4
Balance at Sep. 30, 2016	$ 9,126	$ 11,458	$ (4,478)	$ 2,146